Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net sales
Total net sales	$ 636,080	$ 663,237	$ 668,362
Cost of sales
Total cost of sales	322,388	338,013	345,585
Gross profit	313,692	325,224	322,777
Operating expenses
Research and development, net	94,253	98,964	96,237
Selling, general and administrative	231,138	235,107	257,063
Total operating expenses	325,391	334,071	353,300
Operating loss	(11,699)	(8,847)	(30,523)
Financial income, net	4,555	633	1,047
Loss before income taxes	(7,144)	(8,214)	(29,476)
Income taxes expense	3,523	4,736	9,273
Share in profits (losses) of associated companies	(412)	1,725	(1,710)
Net loss	(11,079)	(11,225)	(40,459)
Net loss attributable to non-controlling interests	(230)	(261)	(478)
Net loss attributable to Stratasys Ltd.	$ (10,849)	$ (10,964)	$ (39,981)
Net loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.20)	$ (0.22)	$ (0.75)
Weighted average ordinary shares outstanding. - basic and diluted	54,260	53,751	52,959
Comprehensive Loss
Net loss	$ (11,079)	$ (11,225)	$ (40,459)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(580)	227	6,102
Unrealized gains (losses) on derivatives designated as cash flow hedge	617	(957)	354
Other comprehensive income (loss), net of tax	37	(730)	6,456
Comprehensive loss	(11,042)	(11,955)	(34,003)
Less: Comprehensive loss attributable to non-controlling interests	(230)	(261)	(478)
Comprehensive loss attributable to Stratasys Ltd.	(10,812)	(11,694)	(33,525)
Products [Member]
Net sales
Total net sales	430,746	456,504	474,286
Cost of sales
Total cost of sales	182,430	203,622	219,020
Services [Member]
Net sales
Total net sales	205,334	206,733	194,076
Cost of sales
Total cost of sales	$ 139,958	$ 134,391	$ 126,565